UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-03006

 NAME OF REGISTRANT:                     John Hancock Bond Trust



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 200 Berkeley Street
                                         Boston, MA 02116

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Charles A. Rizzo
                                         197 Clarendon Street
                                         Boston, MA 02116

 REGISTRANT'S TELEPHONE NUMBER:          617-663-3000

 DATE OF FISCAL YEAR END:                05/31

 DATE OF REPORTING PERIOD:               07/01/2018 - 06/30/2019


2X04 John Hancock Funds Government Income Fund
--------------------------------------------------------------------------------------------------------------------------
 The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.


2X05 John Hancock Funds High Yield Fund
--------------------------------------------------------------------------------------------------------------------------
 ALLERGAN PLC                                                                                Agenda Number:  934955696
--------------------------------------------------------------------------------------------------------------------------
        Security:  G0177J108
    Meeting Type:  Annual
    Meeting Date:  01-May-2019
          Ticker:  AGN
            ISIN:  IE00BY9D5467
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1a.    Election of Director: Nesli Basgoz, M.D.                  Mgmt          For                            For

1b.    Election of Director: Joseph H. Boccuzi                   Mgmt          For                            For

1c.    Election of Director: Christopher W. Bodine               Mgmt          For                            For

1d.    Election of Director: Adriane M. Brown                    Mgmt          For                            For

1e.    Election of Director: Christopher J.                      Mgmt          For                            For
       Coughlin

1f.    Election of Director: Carol Anthony (John)                Mgmt          For                            For
       Davidson

1g.    Election of Director: Thomas C. Freyman                   Mgmt          For                            For

1h.    Election of Director: Michael E. Greenberg,               Mgmt          For                            For
       PhD

1i.    Election of Director: Robert J. Hugin                     Mgmt          For                            For

1j.    Election of Director: Peter J. McDonnell,                 Mgmt          For                            For
       M.D.

1k.    Election of Director: Brenton L. Saunders                 Mgmt          For                            For

2.     To approve, in a non-binding vote, Named                  Mgmt          For                            For
       Executive Officer compensation.

3.     To ratify, in a non-binding vote, the                     Mgmt          For                            For
       appointment of PricewaterhouseCoopers LLP
       as the Company's independent auditor for
       the fiscal year ending December 31, 2019
       and to authorize, in a binding vote, the
       Board of Directors, acting through its
       Audit and Compliance Committee, to
       determine PricewaterhouseCoopers LLP's
       remuneration.

4.     To renew the authority of the directors of                Mgmt          For                            For
       the Company (the "Directors") to issue
       shares.

5a.    To renew the authority of the Directors to                Mgmt          For                            For
       issue shares for cash without first
       offering shares to existing shareholders.

5b.    To authorize the Directors to allot new                   Mgmt          For                            For
       shares up to an additional 5% for cash in
       connection with an acquisition or other
       capital investment.

6.     To consider a shareholder proposal                        Shr           Against                        For
       requiring an independent Board Chairman
       (immediate change), if properly presented
       at the meeting.




--------------------------------------------------------------------------------------------------------------------------
 AVAYA HOLDINGS CORP.                                                                        Agenda Number:  934978327
--------------------------------------------------------------------------------------------------------------------------
        Security:  05351X101
    Meeting Type:  Annual
    Meeting Date:  15-May-2019
          Ticker:  AVYA
            ISIN:  US05351X1019
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       William D. Watkins                                        Mgmt          For                            For
       James M. Chirico, Jr.                                     Mgmt          For                            For
       Stephan Scholl                                            Mgmt          For                            For
       Susan L. Spradley                                         Mgmt          For                            For
       Stanley J. Sutula, III                                    Mgmt          For                            For
       Scott D. Vogel                                            Mgmt          For                            For
       Jacqueline E. Yeaney                                      Mgmt          For                            For

2.     To approve, on an advisory basis, our named               Mgmt          Against                        Against
       executive officers' compensation.

3.     To approve, on an advisory basis, the                     Mgmt          1 Year                         For
       frequency of future advisory votes to
       approve our named executive officers'
       compensation.

4.     To ratify the appointment of                              Mgmt          For                            For
       PricewaterhouseCoopers LLP as our
       independent registered public accounting
       firm for the fiscal year ending September
       30, 2019.



2X06 John Hancock Funds Investment Grade Bond Fund
--------------------------------------------------------------------------------------------------------------------------
 The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.


3340 JHF Global Conservative Absolute Return
--------------------------------------------------------------------------------------------------------------------------
 SKY PLC                                                                                     Agenda Number:  710787411
--------------------------------------------------------------------------------------------------------------------------
        Security:  G15632AU9
    Meeting Type:  BOND
    Meeting Date:  26-Apr-2019
          Ticker:
            ISIN:  XS1141970092
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      "THAT THIS MEETING (THE "MEETING") OF THE                 Mgmt          For                            For
       HOLDERS (THE "2020 FXD HOLDERS") OF THE GBP
       450,000,000 2.875 PER CENT. GUARANTEED
       NOTES DUE 24 NOVEMBER 2020 ISSUED ON 24
       NOVEMBER 2014 (THE "2020 FXD NOTES") BY SKY
       LIMITED (THE "ISSUER") AND CONSTITUTED BY A
       TRUST DEED DATED 5 SEPTEMBER 2014 (THE
       "TRUST DEED") BETWEEN, AMONGST OTHERS, THE
       ISSUER AND BNY MELLON CORPORATE TRUSTEE
       SERVICES LIMITED (THE "TRUSTEE"), BY
       EXTRAORDINARY RESOLUTION (AS DEFINED IN THE
       TRUST DEED) HEREBY: 1. ASSENTS TO THE
       MODIFICATION OF THE TRUST DEED, INCLUDING
       THE TERMS AND CONDITIONS OF THE 2020 FXD
       NOTES SCHEDULED TO THE TRUST DEED, INTER
       ALIA, TO AMEND THE FOLLOWING PROVISIONS OF
       CONDITION 10 (EVENTS OF DEFAULT): (C)
       (CROSS ACCELERATION); (D) (FAILURE TO PAY
       OTHER INDEBTEDNESS AT MATURITY) AND (E)
       (ENFORCEMENT PROCEEDINGS), IN EACH CASE, BY
       DELETING THE WORDS "THE GREATER OF
       U.S.USD75,000,000 OR ITS EQUIVALENT AND 5
       PER CENT. OF CONSOLIDATED NET TANGIBLE
       ASSETS (IN EACH CASE AS REASONABLY
       DETERMINED BY THE TRUSTEE)" AND REPLACING
       THEM WITH THE AMOUNT "U.S.USD 450,000,000
       OR ITS EQUIVALENT", REMOVE REFERENCES TO
       "IFRS" AND REPLACE THEM WITH "US GAAP" AND
       MAKE CERTAIN OTHER RELATED CHANGES TO THE
       TRUST DEED AND THE TERMS AND CONDITIONS OF
       THE 2020 FXD NOTES SCHEDULED TO THE TRUST
       DEED; 2. AUTHORISES, DIRECTS AND EMPOWERS:
       (A) THE POTENTIAL GUARANTOR TO EXECUTE THE
       POTENTIAL GUARANTEE, IN THE FORM OR
       SUBSTANTIALLY IN THE FORM OF THE DRAFT
       PRODUCED TO THIS MEETING AND INITIALLED BY
       THE CHAIRMAN FOR THE PURPOSE OF
       IDENTIFICATION; AND (B) THE ISSUER, THE
       POTENTIAL GUARANTOR AND THE TRUSTEE TO
       EXECUTE AND TO DO ALL SUCH OTHER DEEDS,
       INSTRUMENTS, ACTS AND THINGS AS MAY BE
       NECESSARY, DESIRABLE OR EXPEDIENT IN THEIR
       SOLE OPINION TO CARRY OUT AND TO GIVE
       EFFECT TO THIS EXTRAORDINARY RESOLUTION AND
       THE IMPLEMENTATION OF THE MODIFICATIONS
       REFERRED TO IN THIS EXTRAORDINARY
       RESOLUTION; 3. SANCTIONS EVERY ABROGATION,
       MODIFICATION, COMPROMISE OR ARRANGEMENT IN
       RESPECT OF THE RIGHTS OF THE 2020 FXD
       HOLDERS APPERTAINING TO THE 2020 FXD NOTES
       AGAINST THE ISSUER, WHETHER OR NOT SUCH
       RIGHTS ARISE UNDER THE CONDITIONS, THE
       AGENCY AGREEMENT, THE TRUST DEED OR
       OTHERWISE, INVOLVED IN, RESULTING FROM OR
       TO BE EFFECTED BY THE MODIFICATIONS AND
       OTHER ACTS, DOCUMENTS OR THINGS REFERRED TO
       IN PARAGRAPH 1, 2 OR 4 OF THIS
       EXTRAORDINARY RESOLUTION AND THEIR
       IMPLEMENTATION; 4. AUTHORISES, DIRECTS AND
       EMPOWERS THE TRUSTEE TO CONCUR IN AND ENTER
       INTO THE SUPPLEMENTAL TRUST DEED (IN
       SUBSTANTIALLY THE FORM PRODUCED TO THE
       MEETING AND INITIALLED BY THE CHAIRMAN FOR
       THE PURPOSE OF IDENTIFICATION WITH SUCH
       MODIFICATIONS (IF ANY) THERETO AS THE
       TRUSTEE SHALL REQUEST OR APPROVE) IN ORDER
       TO EFFECT THE MODIFICATIONS SET OUT IN
       PARAGRAPH 1 ABOVE; 5. DISCHARGES,
       INDEMNIFIES AND EXONERATES THE TRUSTEE FROM
       ANY AND ALL LIABILITY FOR WHICH IT MAY HAVE
       BECOME OR MAY BECOME LIABLE UNDER THE TRUST
       DEED OR THE NOTES IN RESPECT OF ANY ACT OR
       OMISSION IN CONNECTION WITH THIS
       EXTRAORDINARY RESOLUTION OR ITS
       IMPLEMENTATION; 6. DECLARES THAT THE
       IMPLEMENTATION OF THIS EXTRAORDINARY
       RESOLUTION SHALL BE CONDITIONAL ON: (A) THE
       PASSING OF THIS EXTRAORDINARY RESOLUTION;
       (B) THE QUORUM REQUIRED FOR, AND THE
       REQUISITE MAJORITY OF VOTES CAST AT, THE
       MEETING BEING SATISFIED SOLELY BY THE
       PARTICIPATION OF ELIGIBLE 2020 FXD HOLDERS,
       WITHOUT TAKING INTO CONSIDERATION
       INELIGIBLE 2020 FXD HOLDERS, AND
       IRRESPECTIVE OF ANY PARTICIPATION AT THE
       MEETING BY SUCH INELIGIBLE 2020 FXD
       HOLDERS, AND THAT, IN THE EVENT THIS
       CONDITION IS NOT SATISFIED, THE CHAIRMAN OF
       THE MEETING AND THE TRUSTEE ARE HEREBY
       AUTHORISED, DIRECTED AND EMPOWERED TO
       ADJOURN THIS MEETING ON THE SAME BASIS
       (INCLUDING QUORUM) AS FOR AN ADJOURNMENT OF
       THE MEETING WHERE THE NECESSARY QUORUM IS
       NOT OBTAINED, FOR THE PURPOSE OF
       RECONSIDERING THIS EXTRAORDINARY RESOLUTION
       (WITH THE EXCEPTION OF RESOLUTION 6(B) OF
       THIS EXTRAORDINARY RESOLUTION) AT THE
       ADJOURNED MEETING, IN WHICH CASE THIS
       CONDITION WILL BE SATISFIED IF THE QUORUM
       REQUIRED FOR, AND THE REQUISITE MAJORITY OF
       VOTES CAST AT, THE ADJOURNED MEETING ARE
       SATISFIED SOLELY BY ELIGIBLE 2020 FXD
       HOLDERS, WITHOUT TAKING INTO CONSIDERATION
       INELIGIBLE 2020 FXD HOLDERS; AND (C) THE
       PASSING OF THE RELATED EXTRAORDINARY
       RESOLUTIONS BY THE HOLDERS OF THE ISSUER'S
       (I) EUR 1,500,000,000 1.500 PER CENT.
       GUARANTEED NOTES DUE 15 SEPTEMBER 2021
       (ISIN: XS1109741246), (II) EUR
       1,000,000,000 2.500 PER CENT. GUARANTEED
       NOTES DUE 15 SEPTEMBER 2026 (ISIN:
       XS1109741329) AND (III) GBP 300,000,000
       6.000 PER CENT. GUARANTEED NOTES DUE 21 MAY
       2027 (ISIN: XS0301676861), EACH IN THE FORM
       SET OUT IN THE CONSENT SOLICITATION
       MEMORANDUM; 7. ACKNOWLEDGES THAT, FOLLOWING
       THE EXECUTION OF THE POTENTIAL GUARANTEE,
       THE 2020 FXD NOTES WILL BE SUBJECT TO
       CERTAIN U.S. TRANSFER RESTRICTIONS AS SET
       OUT IN THE NOTICE RELATING TO THE MEETING.
       SUCH U.S. TRANSFER RESTRICTIONS INCLUDE
       EACH HOLDER'S DEEMED ACKNOWLEDGEMENT,
       REPRESENTATION TO AND AGREEMENT WITH THE
       ISSUER, THE TABULATION AND INFORMATION
       AGENT AND THE TRUSTEE (I) THAT SUCH HOLDER
       IS NOT AN AFFILIATE (AS DEFINED IN RULE 144
       UNDER THE SECURITIES ACT) OF THE ISSUER OR
       COMCAST CORPORATION, (II) THAT THE HOLDER
       IS NOT ACTING ON BEHALF OF SUCH PERSONS AND
       (III) THAT EITHER: (A) THE HOLDER IS A
       QUALIFIED INSTITUTIONAL BUYER (AS DEFINED
       IN RULE 144A) AND IS AWARE THAT THE NOTES
       GUARANTEES ARE BEING MADE AVAILABLE IN
       RESPECT OF ITS NOTES IN A PRIVATE PLACEMENT
       TRANSACTION IN RELIANCE UPON THE EXEMPTION
       FROM THE REGISTRATION REQUIREMENTS OF THE
       SECURITIES ACT PROVIDED BY SECTION 4(A)(2)
       THEREOF; OR (B) THE HOLDER IS NOT A U.S.
       PERSON (AS DEFINED IN REGULATIONS) AND NOT
       ACTING ON BEHALF OF OR FOR THE BENEFIT OF A
       U.S. PERSON AND IS AWARE THAT THE NOTES
       GUARANTEES ARE BEING MADE AVAILABLE IN
       RESPECT OF ITS NOTES IN A TRANSACTION
       OUTSIDE THE UNITED STATES PURSUANT TO
       REGULATIONS, AND THAT AS A RESULT OF THE
       GRANT OF THE NOTES GUARANTEES, THE NOTES
       WILL BE SUBJECT TO RESTRICTIONS ON TRANSFER
       AS SET FORTH IN THE NOTICE RELATING TO THE
       MEETING AND THAT THE NOTES GUARANTEES ARE
       NOT BEING MADE AVAILABLE BY MEANS OF A
       PUBLIC OFFERING WITHIN THE MEANING OF THE
       SECURITIES ACT; AND 8. ACKNOWLEDGES THAT
       THE FOLLOWING TERMS, AS USED IN THIS
       EXTRAORDINARY RESOLUTION, SHALL HAVE THE
       MEANINGS GIVEN BELOW: "CONSENT
       SOLICITATION" MEANS THE INVITATION BY THE
       ISSUER TO ALL ELIGIBLE 2020 FXD HOLDERS TO
       CONSENT TO THE MODIFICATION OF THE
       CONDITIONS RELATING TO THE 2020 FXD NOTES
       DESCRIBED IN THE CONSENT SOLICITATION
       MEMORANDUM AND AS THE SAME MAY BE AMENDED
       IN ACCORDANCE WITH ITS TERMS; "CONSENT
       SOLICITATION MEMORANDUM" MEANS THE CONSENT
       SOLICITATION MEMORANDUM DATED 21 MARCH 2019
       PREPARED BY THE ISSUER IN RELATION TO THE
       CONSENT SOLICITATION; "ELIGIBLE 2020 FXD
       HOLDER" MEANS EACH 2020 FXD HOLDER WHO IS
       (1) (A) LOCATED OUTSIDE THE UNITED STATES
       AND NOT A U.S. PERSON (AS DEFINED IN
       REGULATIONS UNDER THE SECURITIES ACT) OR
       (B) IF A U.S. PERSON OR LOCATED IN THE
       UNITED STATES, A QIB AND (2) A PERSON TO
       WHOM THE CONSENT SOLICITATION CAN BE
       LAWFULLY MADE AND THAT MAY LAWFULLY
       PARTICIPATE IN THE CONSENT SOLICITATION;
       "INELIGIBLE 2020 FXD HOLDER" MEANS EACH
       2020 FXD HOLDER WHO IS NOT A PERSON TO WHOM
       THE CONSENT SOLICITATION IS BEING MADE, ON
       THE BASIS THAT SUCH 2020 FXD HOLDER IS
       EITHER (I) (X) (A) A PERSON LOCATED IN THE
       UNITED STATES OR (B) A U.S. PERSON AS
       DEFINED IN REGULATIONS AND (Y) NOT A QIB;
       AND/OR (II) A PERSON TO WHOM (IN THE
       ISSUER'S SOLE DISCRETION) THE CONSENT
       SOLICITATION CANNOT OTHERWISE BE LAWFULLY
       MADE; "NOTES GUARANTEE" MEANS ANY EXISTING
       GUARANTEES OF THE 2020 FXD NOTES AND THE
       POTENTIAL GUARANTEE; "POTENTIAL GUARANTEE"
       MEANS THE IRREVOCABLE, FULL AND
       UNCONDITIONAL GUARANTEE BY THE POTENTIAL
       GUARANTOR OF THE PAYMENT OF PRINCIPAL AND
       INTEREST ON THE 2020 FXD NOTES, IN THE FORM
       OR SUBSTANTIALLY IN THE FORM OF THE DRAFT
       PRODUCED TO THIS MEETING; "POTENTIAL
       GUARANTOR" MEANS COMCAST CORPORATION, A
       PENNSYLVANIA CORPORATION; "QIB" MEANS A
       QUALIFIED INSTITUTIONAL BUYER WITHIN THE
       MEANING OF RULE 144A UNDER THE SECURITIES
       ACT; AND "SECURITIES ACT" MEANS THE U.S.
       SECURITIES ACT OF 1933, AS AMENDED. UNLESS

CMMT   PLEASE NOTE THAT THERE IS A MINIMUM TO                    Non-Voting
       VOTE: 100000 AND MULTIPLE: 1000

CMMT   PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED                 Non-Voting
       TO VOTE 'IN FAVOR' OR 'AGAINST' FOR THE
       RESOLUTION 1, ABSTAIN IS NOT A VOTING
       OPTION ON THIS MEETING

CMMT   16 APR 2019: PLEASE NOTE THAT THIS IS A                   Non-Voting
       REVISION DUE TO POSTPONEMENT OF THE MEETING
       DATE FROM 12 APR 2019 TO 26 APR 2019. IF
       YOU HAVE ALREADY SENT IN YOUR VOTES, PLEASE
       DO NOT VOTE AGAIN UNLESS YOU DECIDE TO
       AMEND YOUR ORIGINAL INSTRUCTIONS. THANK
       YOU.



3375 JHF ESG Core Bond Fund
--------------------------------------------------------------------------------------------------------------------------
 The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.


Global Short Duration Credit Fund
--------------------------------------------------------------------------------------------------------------------------
 ALLERGAN PLC                                                                                Agenda Number:  934955696
--------------------------------------------------------------------------------------------------------------------------
        Security:  G0177J108
    Meeting Type:  Annual
    Meeting Date:  01-May-2019
          Ticker:  AGN
            ISIN:  IE00BY9D5467
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1a.    Election of Director: Nesli Basgoz, M.D.                  Mgmt          For                            For

1b.    Election of Director: Joseph H. Boccuzi                   Mgmt          For                            For

1c.    Election of Director: Christopher W. Bodine               Mgmt          For                            For

1d.    Election of Director: Adriane M. Brown                    Mgmt          For                            For

1e.    Election of Director: Christopher J.                      Mgmt          For                            For
       Coughlin

1f.    Election of Director: Carol Anthony (John)                Mgmt          For                            For
       Davidson

1g.    Election of Director: Thomas C. Freyman                   Mgmt          For                            For

1h.    Election of Director: Michael E. Greenberg,               Mgmt          For                            For
       PhD

1i.    Election of Director: Robert J. Hugin                     Mgmt          For                            For

1j.    Election of Director: Peter J. McDonnell,                 Mgmt          For                            For
       M.D.

1k.    Election of Director: Brenton L. Saunders                 Mgmt          For                            For

2.     To approve, in a non-binding vote, Named                  Mgmt          For                            For
       Executive Officer compensation.

3.     To ratify, in a non-binding vote, the                     Mgmt          For                            For
       appointment of PricewaterhouseCoopers LLP
       as the Company's independent auditor for
       the fiscal year ending December 31, 2019
       and to authorize, in a binding vote, the
       Board of Directors, acting through its
       Audit and Compliance Committee, to
       determine PricewaterhouseCoopers LLP's
       remuneration.

4.     To renew the authority of the directors of                Mgmt          For                            For
       the Company (the "Directors") to issue
       shares.

5a.    To renew the authority of the Directors to                Mgmt          For                            For
       issue shares for cash without first
       offering shares to existing shareholders.

5b.    To authorize the Directors to allot new                   Mgmt          For                            For
       shares up to an additional 5% for cash in
       connection with an acquisition or other
       capital investment.

6.     To consider a shareholder proposal                        Shr           Against                        For
       requiring an independent Board Chairman
       (immediate change), if properly presented
       at the meeting.




--------------------------------------------------------------------------------------------------------------------------
 AVAYA HOLDINGS CORP.                                                                        Agenda Number:  934978327
--------------------------------------------------------------------------------------------------------------------------
        Security:  05351X101
    Meeting Type:  Annual
    Meeting Date:  15-May-2019
          Ticker:  AVYA
            ISIN:  US05351X1019
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       William D. Watkins                                        Mgmt          For                            For
       James M. Chirico, Jr.                                     Mgmt          For                            For
       Stephan Scholl                                            Mgmt          For                            For
       Susan L. Spradley                                         Mgmt          For                            For
       Stanley J. Sutula, III                                    Mgmt          For                            For
       Scott D. Vogel                                            Mgmt          For                            For
       Jacqueline E. Yeaney                                      Mgmt          For                            For

2.     To approve, on an advisory basis, our named               Mgmt          Against                        Against
       executive officers' compensation.

3.     To approve, on an advisory basis, the                     Mgmt          1 Year                         For
       frequency of future advisory votes to
       approve our named executive officers'
       compensation.

4.     To ratify the appointment of                              Mgmt          For                            For
       PricewaterhouseCoopers LLP as our
       independent registered public accounting
       firm for the fiscal year ending September
       30, 2019.



* Management position unknown


SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         John Hancock Bond Trust
By (Signature)       /s/ Andrew G. Arnott
Name                 Andrew G. Arnott
Title                President
Date                 08/28/2019